23. Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
23. Other Operating Income and Expenses

Other operating income and expenses that exceed 1% of the total of interest income and other income presented separately consist of the following:

	2013	2012

BOLI income	$ 445	$ 459
Sale of Fixed Assets	$ 382	$ -
Other Contracted Services	$ 615	$ 743
Bank Franchise Taxes	$ 300	$ 200
FDIC Insurance Costs	$ 1,320	$ 1,330
Software Licensing / Maintenance	$ 656	$ 736
Postage and Freight	$ 342	$ 299
Legal	$ 389	$ 337